Borrowings (Tables)	6 Months Ended
Jun. 30, 2026
Borrowings [abstract]
Schedule of Consolidated Statements of Financial Position
The Group’s debt consists of interest-bearing borrowings from financial institutions and third parties. Outstanding borrowings, net of transaction costs and debt discounts, presented on the consolidated statements of financial position as current and non-current as of 30 June 2026 and 31 December 2025 are as follows:

	30 June 2026	31 December 2025
Senior Secured First Lien Term Loan Facility	1,032,114	1,031,565
2025 Convertible Bonds	71,566	68,367
Senior Term Loan Facility	97,522	96,719
Other borrowings	104,807	102,417
Total outstanding borrowings, net of debt issue costs	1,306,009	1,299,068
Less: current portion of borrowings	(41,955)	(36,921)
Total non-current borrowings	1,264,054	1,262,147

Schedule of Movements in Outstanding Borrowings Explanatory
Movements in the Group’s outstanding borrowings during the six months ended 30 June 2026 are as follows:

2026
Borrowings, net at 1 January	1,299,068
Recognition of deferred debt issue costs	(2,531)
Accretion/derecognition of borrowings discount	2,862
Proceeds from new borrowings	20,290
Repayments of borrowings	(20,124)
Accrued interest	31
Amortization of deferred debt issue costs	7,041
Foreign currency exchange difference	(628)
Borrowings, net at 30 June	1,306,009

Schedule of Maturities of Outstanding Borrowings
Contractual maturities of principal amounts on the Group’s outstanding borrowings as of 30 June 2026 are as follows:

30 June 2026
Within one year	41,955
Within two years	123,679
Within three years	23,240
Within four years	1,079,096
Thereafter	115,959
1,383,929